ACQUISITION OF NETCLASS JAPAN	6 Months Ended
Mar. 31, 2025
ACQUISITION OF NETCLASS JAPAN
ACQUISITION OF NETCLASS JAPAN

NOTE 10 — ACQUISITION OF NETCLASS JAPAN

On February 28, 2025, NetClass Technology Inc. (the “Company”) acquired 51% of CreateSolutions Co., Ltd. (“Netclass Japan”), a company incorporated in Japan and principally engaged in software development services. Pursuant to the acquisition agreement, the Company invested JPY 2,550,000 (approximately $17,158) into Netclass Japan for 255 newly issued shares of Netclass, which represents 51% total outstanding shares of Netclass Japan after this round capital injection. As a result of the transaction, the Company obtained control over Netclass Japan and accounted for the acquisition as a business combination under ASC 805, Business Combinations.

Following table illustrate the fair value of the identical assets and liabilities of Netclass as of acquisition date and the gain on acquisition:

As of
February 28,
2025
Unaudited
Fair value of identical assets and liabilities as of acquisition date	$—
Cash	34,486
Receivables	91,722
Intangible assets	470,697
Payables	(103,913)
Deferred tax liability	(67,897)
Net assets at acquisition	425,095
Less:	—
Non-controlling interest	(206,970)
Total consideration paid for acquisition	(16,928)

Gain on acquisition	$201,197